Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Total
Year ended at Mar. 31, 2014	¥ (2,867,548)	¥ 1,712,786	¥ 25,497,022	¥ (392,070)	¥ 35,961,995	¥ 268,441	¥ 60,180,626
BALANCE (in shares) at Mar. 31, 2014			46,697,800
Issuance of common stock upon exercise of stock options (in shares)			3,200
Issuance of common stock upon exercise of stock options			¥ 2,835		2,836		5,671
Stock-based compensation (Note 14)					49,297		49,297
Net income	3,322,081					74,672	3,396,753
Other comprehensive income (loss)		225,863				(3,735)	222,128
Dividends paid (Note 14)	(1,010,695)						(1,010,695)
Year ended at Mar. 31, 2015	(556,162)	1,938,649	¥ 25,499,857	(392,070)	36,014,128	339,378	¥ 62,843,780
BALANCE (in shares) at Mar. 31, 2015			46,701,000
Issuance of common stock upon exercise of stock options (in shares)			10,400				10,400
Subsidiary stock issuance						3,692	¥ 3,692
Issuance of common stock upon exercise of stock options			9,642		(9,632)		10
Stock-based compensation (Note 14)					55,337		55,337
Net income	4,038,282					151,740	4,190,022
Other comprehensive income (loss)		(741,980)				3,958	(738,022)
Dividends paid (Note 14)	(1,010,844)						(1,010,844)
Year ended at Mar. 31, 2016	2,471,276	1,196,669	¥ 25,509,499	(392,070)	36,059,833	498,768	65,343,975
BALANCE (in shares) at Mar. 31, 2016			46,711,400
Dividends paid to noncontrolling interests						(26,000)	(26,000)
Stock-based compensation (Note 14)					57,678		57,678
Net income	3,166,510					165,561	3,332,071
Other comprehensive income (loss)		1,303,031					1,303,031
Dividends paid (Note 14)	(1,125,841)						(1,125,841)
Purchase of treasury stock				(1,504,714)			(1,504,714)
Year ended at Mar. 31, 2017	¥ 4,511,945	¥ 2,499,700	¥ 25,509,499	¥ (1,896,784)	¥ 36,117,511	¥ 638,329	¥ 67,380,200
BALANCE (in shares) at Mar. 31, 2017			46,711,400